LEASED PROPERTY	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
LEASED PROPERTY

Leased Property
The Company routinely leases premises for use as sales and administrative offices, warehouses and tanks for product storage, motor vehicles, railcars, computers, office machines, and equipment under operating leases. In addition, the Company leases aircraft in the United States. At the termination of the leases, the Company has the option to purchase certain leased equipment and buildings based on a fair market value determination. In 2009, the Company purchased a previously leased ethylene plant in Canada for $713 million.

Rental expenses under operating leases, net of sublease rental income, were $404 million in 2010, $459 million in 2009 and $439 million in 2008. Future minimum rental payments under operating leases with remaining noncancelable terms in excess of one year are as follows:

Minimum Operating Lease Commitments at December 31, 2010 In millions
2011	$202
2012	163
2013	149
2014	126
2015	115
2016 and thereafter	1,796
Total	$2,551